CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) (Parenthetical) - ¥ / shares	3 Months Ended		6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Dividends per share	¥ 15	¥ 3	¥ 15	¥ 3